Financial instruments by categories (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial investments	R$ 338,020	R$ 52,149
Trade receivables, contract assets and other, net	43,675	36,525
Deferred consideration, contingent liabilities and others	63,915	31,115
Lease liabilities	2,433	3,344	R$ 3,205
Loans and borrowings	78,671	146,594	R$ 30,038
Financial liabilities at Amortized Cost	219,640	235,004
Financial assets at Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial investments	338,020	52,149
Receivables and other Financial Assets At Amortized Cost
Disclosure of detailed information about financial instruments [line items]
Trade receivables, contract assets and other, net	43,675	36,525
Financial liabilities at Amortized cost
Disclosure of detailed information about financial instruments [line items]
Suppliers	74,621	53,951
Deferred consideration, contingent liabilities and others	63,915	31,115
Lease liabilities	2,433	3,344
Loans and borrowings	R$ 78,671	R$ 146,594